Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Organization and Basis of Presentation
Note 1. Organization and Basis of Presentation
Description of the Company
Sandisk Corporation (“Company,” “we,” “us,” or “our”) is a leading developer, manufacturer and provider of data storage devices and solutions based on NAND flash technology. With a differentiated innovation engine driving advancements in storage and semiconductor technologies, our broad and ever-expanding portfolio delivers powerful flash storage solutions for everyone from students, gamers, and home offices to the largest enterprises and public clouds to capture, preserve, access, and transform an ever-increasing diversity of data. The Company operates primarily in the United States (“U.S.”), and also internationally, with a significant concentration in the Asia Pacific region.
On October 30, 2023, Western Digital Corporation (“WDC”) announced that its board of directors (the “WDC Board of Directors”) authorized WDC management to pursue a plan to separate the Company into an independent public company (the “separation” or the
“spin-off”).
The separation received final approval by the WDC Board of Directors and was completed on February 21, 2025. Prior to February 21, 2025, the Company was wholly owned by WDC. On February 24, 2025, following the separation, the Company began trading as an independent, publicly traded company under the stock symbol “SNDK” on Nasdaq.
WDC executed the
spin-off
of the Company through WDC’s pro rata distribution of 80.1% of the Company’s outstanding shares of common stock to holders of WDC’s common stock as of the close of business on February 21, 2025. Each WDC stockholder received one-third
(1/3) of one share of the Company’s common stock for each share of WDC’s common stock held by such WDC stockholder as of February 12, 2025, the record date of the distribution. Upon completion of the separation, WDC owned 19.9% of the shares of the Company’s common stock, which WDC is expected to retain for a period of up to twelve months following the distribution.
In connection with the separation, on February 21, 2025, the Company entered into definitive agreements with WDC that set forth the terms and conditions of the spin-off
and provided a framework for the relationship between WDC and the Company following the separation. These agreements include the Separation and Distribution Agreement, which contains certain key provisions related to the spin-off,
as well as a Transition Services Agreement, a Tax Matters Agreement, an Employee Matters Agreement, an Intellectual Property Cross-License Agreement, a Transitional Trademark License Agreement, and a Stockholder and Registration Rights Agreement, as described in and filed as exhibits to the registration statement on Form S-1. Additionally, the Company adopted certain compensation plans filed as exhibits to the registration statement on Form S-1. The Company also entered into various sublease agreements and established a stock compensation incentive plan in connection with the separation.
On February 21, 2025, in connection with the separation, the Company entered into a $1.5 billion revolving credit facility, which was undrawn
at the separation date, and a $2.0 billion term loan facility due in 2032. The Company used a portion of the proceeds received from the term loan facility and cash on hand to make a net distribution payment of $1.5 billion to WDC in exchange for assets, liabilities, and certain legal entities of WDC associated with the Company.
After the separation, outstanding restricted stock units (“RSU”) and performance stock units (“PSU”) previously granted by WDC to employees of the Company were adjusted per the terms of the Employee Matters Agreement, in an attempt to maintain the economic value of those awards before and after the separation. Generally, continuing Sandisk employees with outstanding RSU awards held as of the spin-off
date were converted solely to equivalent RSU awards of the Company, and any outstanding WDC RSU awards held as of the spin-off
date were canceled. Outstanding RSU and PSU awards at the time of the spin-off,
held by employees at levels equal to Vice President and above, were converted into RSU and PSU awards of both the Company and WDC.

The completion of the separation was subject to certain conditions as described in our Form 10.
The accounting policies followed by the Company are set forth in Note 1,
Organization and Basis of Presentation
of the Notes to the Combined Financial Statements for the year ended June 28, 2024, included in Exhibit 99.1 to our Form 10.
Basis of Presentation
On February 21, 2025, the Company became a standalone publicly traded company, and our financial statements are now presented on a consolidated basis. Prior to the separation, the Company’s historical combined financial information was derived from WDC’s consolidated financial statements and accounting records and prepared as if the Company existed on a standalone basis. The financial statements for all periods presented, including the historical results of the Company prior to February 21, 2025, are now referred to as “Condensed Consolidated Financial Statements” and have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
All intercompany accounts and transactions within the Company have been eliminated in the preparation of the Condensed Consolidated Financial Statements.
Unless otherwise noted, all figures within the Condensed Consolidated Financial Statements are stated in U.S. Dollars (USD) and millions.
Periods Prior to the Separation
Prior to the separation on February 21, 2025, the Company was an operating segment of WDC. Consequently, standalone interim financial statements were not historically prepared for the Company. The accompanying Condensed Consolidated Financial Statements were prepared based upon WDC’s historical consolidated interim financial statements and accounting records. They were presented on a standalone basis as if the Company’s operations had been conducted independently from WDC. The Company utilized allocations and carve-out
methodologies to prepare these historic Condensed Consolidated Financial Statements. The Condensed Consolidated Financial Statements included the historical results of operations, financial position, and cash flows of the Company and were prepared in accordance with GAAP, and the Company has adopted accounting policies and practices generally accepted in the
industry in which it operates. As no single legal entity of the Company had a controlling financial interest in any other legal entities, Condensed Consolidated Financial Statements were prepared.
Intercompany transactions were eliminated. With the exception of balances associated with lending arrangements reflected within Notes due to (from) Western Digital Corporation in the Condensed Consolidated Balance Sheets, transactions between the Company and WDC were generally considered to be effectively settled in the Condensed Consolidated Financial Statements at the time the transactions were recorded. The total net effect of the settlement of these transactions was reflected in the Condensed Consolidated Statements of Cash Flows as a financing activity and in the Condensed Consolidated Balance Sheets as Net investment from Western Digital Corporation. General financing activities included the net impact of any cash movements resulting from WDC’s centralized treasury cash management.
The Condensed Consolidated Balance Sheets included all assets and liabilities that were identifiable or otherwise attributable to the Company. Assets and liabilities shared between the Company and WDC were included in the standalone financial statements to the extent that the asset was primarily used by the Company. If the Company was not the primary user of the asset, it was excluded entirely from the Condensed Consolidated Financial Statements. WDC historically used a centralized approach to cash management and financing of its operations, as needed. Certain of our cash was transferred to WDC according to centrally managed cash programs by treasury, and WDC funded our operating and investing activities, as needed. Cash transfers to and from WDC’s cash management accounts were reflected as a component of the Net investment from Western Digital Corporation in the Condensed Consolidated Balance Sheets. Cash and cash equivalents in our Condensed Consolidated Balance Sheets primarily represented cash held locally by entities included in our Condensed Consolidated Financial Statements.
None of the debt obligations of WDC or corresponding interest expense were included in the Condensed Consolidated Financial Statements, as the Company was neither the legal obligor nor transferee for any portion of such debt. WDC’s debt obligations were secured by a lien on substantially all assets and properties of WDC and certain key subsidiaries, which included assets and properties of the Company prior to the completion of the separation.
The Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) included all revenues and costs directly attributable to the Company as well as an allocation of expenses related to facilities, functions, and services provided by WDC. Allocation of general corporate expenses from WDC included, but was not limited to, executive management, finance, tax, legal, information technology, employee benefits administration, treasury, risk management, procurement, and other shared services. These corporate expenses were allocated to the Company based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount, revenue, or other relevant measures. The allocated costs were deemed to be settled between the Company and WDC in the period in which the expense was recorded in the Condensed Consolidated Statements of Operations. The Condensed Consolidated Statements of Cash Flows present these corporate expenses as cash flows from operating activities, as these costs were incurred by WDC on our behalf. We consider these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to, the Company. The allocations may not, however, reflect the expense the Company would have incurred as a standalone company for the periods presented. Additionally, these costs may not be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from an unrelated third party. It is not practicable to estimate the actual costs that would have been incurred had the Company been a standalone company during the periods presented. The actual costs that may have been incurred would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by employees, and decisions with respect to areas such as facilities, information technology, and operating infrastructure.
WDC maintains various stock-based compensation plans at a corporate level. Employees of the Company participated in those programs, and a portion of the compensation cost associated with those plans was included in the Company’s Condensed Consolidated Statements of Operations for the periods presented in this registration statement on Form S-1. Before the spin-off,
stock-based compensation expense was included within Net investment from Western Digital Corporation. The amounts presented in the Condensed Consolidated Financial Statements are not necessarily indicative of future awards and may not reflect the results that the Company would have experienced as a standalone entity.
Current and deferred income taxes and related tax expenses were determined based on the standalone results of the Company by applying Accounting Standards Codification (“ASC”) No. 740, Income Taxes, to the Company’s operations in each country as if it were a separate taxpayer (i.e., following the “Separate Return Methodology”).

Periods Post Separation
After the separation on February 21, 2025, the Company’s financial statements for the period from February 22, 2025, through March 28, 2025 are consolidated financial statements based on the Company’s reported results as a standalone company. All significant transactions and accounts within the Company were eliminated. Intercompany transactions between the Company and WDC prior to the separation were included within Net investment from Western Digital Corporation on the accompanying Consolidated Financial Statements or were paid in cash.
Following the separation, certain functions continue to be provided by or for WDC for up to fifteen months under the Transition Services Agreement (“TSA”) or are being performed using the Company’s own resources or third-party service providers. As of March 28, 2025, charges under the TSA were not material.
The Company incurred certain costs in its establishment as a standalone public company and expects to incur ongoing additional costs associated with operating as an independent, publicly traded company. Costs incurred for the three and nine months ended March 28, 2025, are included in Business separation costs within our Condensed Consolidated Statements of Operations.
Unaudited Interim Financial Information
The Company has prepared the accompanying Condensed Consolidated Financial Statements pursuant to the rules and regulations of the SEC for interim financial reporting. These Condensed Consolidated Financial Statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our operations, financial position, and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full fiscal year due to seasonal and other factors. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted in accordance with the rules and regulations of the SEC. These Condensed Consolidated Financial Statements should be read in conjunction with the Company’s audited Combined Financial Statements and accompanying notes for the year ended June 28, 2024, included in our Form 10.
Fiscal Year
The Company’s fiscal year ends on the Friday nearest to June 30 and typically consists of 52 weeks. Approximately every five to six years, we report a
53-week
fiscal year to align the fiscal year with the foregoing policy. Fiscal year 2025, which will end on June 27, 2025, and fiscal year 2024, which ended on June 28, 2024, are each comprised of 52 weeks, with all quarters presented
consisting of 13 weeks. Unless otherwise indicated, references herein to specific years and quarters are to fiscal years and fiscal quarters, and references to financial information are on a condensed, consolidated basis.
Segment Reporting
Operating segments are components of an enterprise for which separate financial information is available and are evaluated regularly by the Company’s Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company currently operates as both a single operating and reportable segment.

Business Separation Costs
The Company has incurred separation and transition costs related to the completion of its separation from WDC. The separation and transition costs are recorded within Business separation costs in the Condensed Consolidated Statements of Operations.
Use of Estimates
Management has made estimates and assumptions relating to the reporting of certain assets and liabilities in conformity with GAAP. These estimates and assumptions have been applied using methodologies that are consistent throughout the periods presented, with consideration given to the potential impacts of current macroeconomic conditions, including the evolving impacts from tariffs. However, actual results could differ materially from these estimates.

The Flash Business of Western Digital Corporation [Member]
Organization and Basis of Presentation
Note 1. Organization and Basis of Presentation
Description of the Business
The accompanying Combined Financial Statements present, on a historical cost basis, the combined assets, liabilities, revenues and expenses of the flash business of Western Digital Corporation (the “Business”), a business of Western Digital Corporation and its subsidiaries (collectively “WDC” or “Parent”). The Business is a leading developer, manufacturer and provider of data storage devices and solutions based on NAND flash technology. With a differentiated innovation engine driving advancements in storage and semiconductor technologies, our broad and ever-expanding portfolio delivers powerful flash storage solutions for everyone from students, gamers and home offices to the largest enterprises and public clouds to capture, preserve, access and transform an ever-increasing diversity of data. The Business operates primarily in the U.S. and internationally with a significant concentration in Asia Pacific. On October 30, 2023, our Parent announced that its board of directors (the “WDC Board of Directors”) authorized management to pursue a plan to separate the Business into an independent public company. The completion of the separation is subject to certain conditions, including final approval by the WDC Board of Directors. Our Parent is targeting to complete the separation of the Business in the second half of calendar year 2024.
The Business’s solutions include a broad range of solid-state drives, embedded products, removable cards, universal serial bus drives and wafers and components. The Business’s broad portfolio of technology and products address multiple end markets of “Cloud,” “Client” and “Consumer.” The Business also generates license and royalty revenue from its extensive intellectual property (“IP”) portfolio, which is included in each of these three end market categories.
For the avoidance of doubt, when using the terms “we,” “us,” or “our” throughout this report, it is in reference to the Business.
Basis of Presentation
Throughout the periods covered by the Combined Financial Statements, the Business was an operating segment of WDC. Consequently, stand-alone financial statements have not historically been prepared for the Business. The accompanying Combined Financial Statements have been prepared from WDC’s historical consolidated financial statements and accounting records and are presented on a stand-alone basis as if the Business’s operations had been conducted independently from WDC. The Combined Financial Statements include the historical results of operations, financial position and cash flows of the Business in accordance with accounting principles generally accepted in the United States (“GAAP”) and the Business has adopted accounting policies and practices which are generally accepted in the industry in which it operates. As no single legal entity of the Business has a controlling financial interest in all other legal entities, Combined Financial Statements have been prepared.
Intercompany transactions have been eliminated. With the exception of balances associated with lending arrangements reflected within Notes due to (from) Parent in the Combined Balance Sheets, transactions between the Business and the Parent are generally considered to be effectively settled in the Combined Financial Statements at the time the transactions are recorded. The total net effect of the settlement of these transactions is reflected in the Combined Statements of Cash Flows as a financing activity and in the Combined Balance Sheets as Parent company net investment. General financing activities include the net impact of any cash movements resulting from the Parent’s centralized treasury cash management.
The Combined Statements of Operations and Comprehensive Income (Loss) include all revenues and costs directly attributable to the Business as well as an allocation of expenses related to facilities, functions and services provided by our Parent. Allocation of general corporate expenses from our Parent include, but are not limited to, executive management, finance, tax, legal, information technology, employee benefits administration, treasury, risk management, procurement and other shared services. These corporate expenses have been allocated to the Business based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount, revenue or other relevant measures. The allocated costs are deemed to be settled between the Business and the Parent in the period in which the expense was recorded in the Combined Statements of Operations. The Combined Statements of Cash Flows present these corporate expenses as cash flows from operating activities, as these costs were incurred by our Parent on our behalf. We consider these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to, the Business. The allocations may not, however, reflect the expense the Business would have incurred as a standalone company for the periods presented. Additionally, these costs may not be indicative of the expenses that the Business will incur in the future or would have incurred if the Business had obtained these services from an unrelated third party. It is not practicable to estimate the actual costs that would have been incurred had the Business been a standalone company during the periods presented. The actual costs that may have been incurred would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by employees and decisions with respect to areas such as facilities, information technology and operating infrastructure.
Our Parent maintains various stock-based compensation plans at a corporate level. Employees of the Business participate in those programs and a portion of the compensation cost associated with those plans is included in the Business’s Combined Statements of Operations. Stock-based compensation expense has been included within Parent company net investment. The amounts presented in the Combined Financial Statements are not necessarily indicative of future awards and may not reflect the results that the Business would have experienced as a stand-alone entity.
Current and deferred income taxes and related tax expense have been determined based on the stand-alone results of the Business by applying Accounting Standards Codification No. 740, Income Taxes (“ASC 740”), to the Business’s operations in each country as if it were a separate taxpayer (i.e., following the Separate Return Methodology).
The Combined Balance Sheets include all assets and liabilities that are specifically identifiable or otherwise attributable to the Business. Assets and liabilities shared between the Business and the Parent were included in the stand-alone financial statements to the extent the asset is primarily used by the Business. If the Business is not the primary user of the asset, it was excluded entirely from the Combined Financial Statements. The Parent has historically used a centralized approach to cash management and financing of its operations, as needed. Certain of our cash is transferred to the Parent according to centrally managed cash programs by treasury and the Parent funds our operating and investing activities as needed. Cash transfers to and from the Parent’s cash management accounts are reflected as a component of Parent company net investment in the Combined Balance Sheets. Cash and cash equivalents in our Combined Balance Sheets primarily represent cash held locally by entities included in our Combined Financial Statements.
None of the debt obligations of the Parent or corresponding interest expense have been included in the accompanying Combined Financial Statements, as the Business is neither the legal obligor, nor transferee for any portion of such debt. Our Parent’s debt obligations are secured by a lien on substantially all assets and properties of WDC and certain key subsidiaries, which includes assets and properties of the Business.

Fiscal Year
The Business’s fiscal year ends on the Friday nearest to June 30 and typically consists of 52 weeks. Approximately every five to six years, we report a
53-week
fiscal year to align the fiscal year with the foregoing policy. Fiscal years 2024, 2023 and 2022 which ended on June 28, 2024, June 30, 2023, and July 1, 2022, respectively, are comprised of 52 weeks, with all quarters presented consisting of 13 weeks. Unless otherwise indicated, references herein to specific years and quarters are to fiscal years and fiscal quarters, and references to financial information are on a combined basis.
Segment Reporting
Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Business currently operates as both a single operating and reportable segment.
Business Separation Costs
On October 30, 2023, our Parent announced that its Board of Directors had completed its strategic review and, after evaluating a comprehensive range of alternatives, authorized WDC to pursue a plan to separate its Hard Disk Drive (“HDD”) and Flash business units to create two independent, public companies. As a result of the plan, the Business has incurred separation and transition costs and expects to incur such costs through the completion of the separation from WDC. The separation and transition costs are recorded within Business separation costs in the Combined Statements of Operations.
Use of Estimates
Management has made estimates and assumptions relating to the reporting of certain assets and liabilities in conformity with U.S. GAAP. These estimates and assumptions have been applied using methodologies that are consistent throughout the periods presented with consideration given to the potential impacts of current macroeconomic conditions. However, actual results could differ materially from these estimates.
Cash Equivalents
The Business’s cash equivalents represent highly liquid investments in money market funds, which are invested in U.S. Treasury securities and U.S. Government agency securities as well as bank certificates of deposit with original maturities at purchase of three months or less. These deposits are typically in excess of U.S. insured limits. Cash equivalents are carried at cost plus accrued interest, which approximates fair value.
Equity Investments
The Business enters into certain strategic investments for the promotion of business and strategic objectives. The equity method of accounting is used if the Business’s ownership interest is greater than or equal to 20.0% but less than a majority or where the Business has the ability to exercise significant influence over operating and financial policies. The Business’s equity in the earnings or losses in equity-method investments is recognized in Other income (expense), net, in the Combined Statements of Operations. Equity earnings or losses in the Business’s investments in Flash Ventures (as defined in Note 9) are reported on a three-month lag.

If the Business’s ownership interest is less than 20.0% and the Business does not have the ability to exercise significant influence over operating and financial policies of the investee, the Business accounts for these investments at fair value, or if these equity securities do not have a readily determinable fair value, these securities are measured and recorded using the measurement alternative under Accounting Standards Update (“ASU”)
No. 2016-01,
“Financial Instruments — Overall (Subtopic
825-10):
Recognition and Measurement of Financial Assets and Financial Liabilities,” which is cost minus impairment, if any, plus or minus changes resulting from observable price changes. These investments are recorded within Other non-current
assets in the Combined Balance Sheets and are periodically analyzed to determine whether or not impairment indicators exist.
Variable Interest Entities
The Business evaluates its investments and other significant relationships to determine whether any investee is a variable interest entity (“VIE”). If the Business concludes that an investee is a VIE, the Business evaluates its power to direct the activities of the investee, its obligation to absorb the expected losses of the investee and its right to receive the expected residual returns of the investee to determine whether the Business is the primary beneficiary of the investee. If the Business is the primary beneficiary of a VIE, the Business consolidates such entity and reflects the non-controlling
interest of other beneficiaries of that entity. The Business does not have any investments in variable interest entities requiring consolidation.
Fair Value of Financial Instruments
The carrying amounts of cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value for all periods presented because of the short-term maturity of these assets and liabilities. The carrying value of notes receivable from Flash Ventures (as defined in Note 9) also approximates fair value for all periods presented because they bear variable market rates of interest. The fair value of investments that are not accounted for under the equity method is based on appropriate market information. The carrying amounts of Notes due to Parent and Notes due from Parent approximate their fair value as the notes are due on demand.
Inventories
The Business values inventories at the lower of cost
(first-in,
first-out)
or net realizable value. Inventory write-downs are recorded for the valuation of inventory at the lower of cost or net realizable value by analyzing market conditions and estimates of future sales prices as compared to inventory costs and inventory balances.
The Business evaluates inventory balances for excess quantities and obsolescence on a regular basis by analyzing estimated demand, inventory on hand, sales levels and other information and reduces inventory balances to net realizable value for excess and obsolete inventory based on this analysis. Unanticipated changes in technology or customer demand could result in a decrease in demand for one or more of the Business’s products, which may require a write-down of inventory that could materially affect operating results.
Property, Plant and Equipment
Property and equipment are carried at cost less accumulated depreciation. The cost of property, plant and equipment is depreciated over the estimated useful lives of the respective assets. The Business’s buildings and improvements are depreciated over periods ranging from fifteen to thirty years. The majority of the Business’s machinery and equipment, software and furniture and fixtures, are depreciated on a straight-line basis over a period of two to seven years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the related lease terms.

Goodwill and Other Long-Lived Assets
Goodwill attributed to the Business represents the amount by which the purchase price of businesses acquired in a business combination exceeded the estimated fair value of acquired net assets.
Goodwill is not amortized. Instead, it is tested for impairment on an annual basis or more frequently whenever events or changes in circumstances indicate that goodwill may be impaired. The Business performs an annual impairment test as of the beginning of its fourth quarter or sooner if an indicator of impairment exists. The Business uses qualitative factors to determine whether goodwill is more likely than not impaired and whether a quantitative test for impairment is considered necessary. If the Business concludes from the qualitative assessment that goodwill is more likely than not impaired, the Business is required to perform a quantitative approach to determine the amount of impairment.
The Business is required to use judgment when applying the goodwill impairment test including the identification of reporting units, assignment of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit. In addition, the estimates used to determine the fair value of reporting units may change based on results of operations, macroeconomic conditions or other factors. Changes in these estimates could materially affect the Business’s assessment of the fair value and goodwill impairment.
The Business’s assessment resulted in no impairment of goodwill in fiscal years 2024 and 2022. In fiscal year 2023, certain macroeconomic conditions caused the Business to perform a quantitative impairment analysis which resulted in a $671 million impairment of goodwill for the fiscal year ended June 30, 2023. See Note 5,
Supplemental Financial Statement Data
, for additional disclosures related to the goodwill impairment assessment that was performed.
Other long-lived assets are depreciated or amortized over their estimated useful lives based on the pattern in which the economic benefits are expected to be received. Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If impairment is indicated, the impairment is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. The estimates of fair value require evaluation of future market conditions and product lifecycles as well as projected revenue, earnings and cash flow. See Note 5,
Supplemental Financial Statement Data
, for additional disclosures related to the Business’s other intangible assets.
Revenue and Accounts Receivable
The Business recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to the customer. The transaction price to be recognized as revenue is adjusted for variable consideration, such as sales incentives, and excludes amounts collected on behalf of third parties, including taxes imposed by governmental authorities. The Business’s performance obligations are typically not constrained based on the Business’s history with similar transactions and the fact that uncertainties are resolved in a fairly short period of time.
Substantially all of the Business’s revenue is from the sale of tangible products for which the performance obligations are satisfied at a point in time, generally upon delivery. The Business’s services revenue mainly includes professional service arrangements and post contract customer support, warranty as a service and maintenance contracts and was not material for the periods presented. The performance obligations for the Business’s services are generally satisfied ratably over the service period based on the nature of the service provided and contract terms. Similarly, revenue from patent licensing arrangements is recognized based on whether the arrangement provides the customer a right to use or right to access the IP. Revenue for a right to use arrangement is recognized at the time the control of the license is transferred to the customer. Revenue for a right to access arrangement is recognized over the contract period using the time lapse method. For the sales-based royalty arrangements, the Business estimates and recognizes revenue in the period in which customers’ licensable sales occur.
The Business’s customer payment terms are typically less than two months from the date control over the product or service is transferred to the customer. The Business uses the practical expedient and does not recognize a significant financing component for payment considerations of less than one year. The financing components of contracts with payment terms were not material.
The Business provides distributors and retailers, which we refer to collectively as resellers, with limited price protection for inventories held by resellers at the time of published list price reductions. The Business also provides resellers and original equipment manufacturers (“OEMs”) with other sales incentive programs. The Business records estimated variable consideration related to these items as a reduction to revenue at the time of revenue recognition. The Business uses judgment in its assessment of variable consideration in contracts to be included in the transaction price. The Business uses the expected value method to arrive at the amount of variable consideration. The Business constrains variable consideration until the likelihood of a significant revenue reversal is not probable and believes that the expected value method is the appropriate estimate of the amount of variable consideration based on the fact that the Business has a large number of contracts with similar characteristics.
For sales to OEMs, the Business’s methodology for estimating variable consideration is based on the amount of consideration expected to be earned based on the OEMs’ volume of purchases from the Business or other agreed-upon sales incentive programs. For sales to resellers, the Business’s methodology for estimating variable consideration is based on several factors including historical pricing information, current pricing trends and channel inventory levels. Differences between the estimated and actual amounts of variable consideration are recognized as adjustments to revenue.
Marketing development program costs are typically recorded as a reduction of the transaction price and, therefore, of revenue. The Business nets sales rebates against open customer receivable balances if the criteria to offset are met, otherwise they are recorded within other accrued liabilities.
For contracts with multiple performance obligations, the Business evaluates whether each deliverable is a distinct promise and should be accounted for as a separate performance obligation. If a promised good or service is not distinct in accordance with the revenue guidance, the Business combines that good or service with the other promised goods or services in the arrangement until a distinct bundle of goods is identified. If applicable, the Business allocates the transaction price to the performance obligations of each distinct product or service, or distinct bundle, based on their relative standalone selling prices.
The Business records an allowance for doubtful accounts by analyzing specific customer accounts and assessing the risk of loss based on insolvency or other collection issues. In addition, the Business routinely analyzes the various receivable aging categories to establish reserves based on a combination of past due receivables and expected future losses. If the financial condition of a significant customer deteriorates resulting in its inability to pay its accounts when due, or if the Business’s overall loss trajectory changes significantly, an adjustment in the Business’s allowance for doubtful accounts would be required, which could materially affect operating results.

Warranty
The Business records an accrual for estimated warranty costs when revenue is recognized. The Business generally warrants its products for a period of one to five years, with a small number of products having a warranty ranging up to ten years or more. The warranty provision considers estimated product failure rates and trends, estimated replacement costs, estimated repair costs which include scrap costs and estimated costs for customer compensatory claims related to product quality issues, if any. For warranties ten years or greater, including lifetime warranties, the Business uses the estimated useful life of the product to calculate the warranty exposure. A statistical warranty tracking model is used to help prepare estimates and assist the Business in exercising judgment in determining the underlying estimates. The statistical tracking model captures specific details on product reliability, such as factory test data, historical field return rates and costs to repair by product type. Management’s judgment is subject to a greater degree of subjectivity with respect to newly introduced products because of limited field experience with those products upon which to base warranty estimates. Management reviews the warranty accrual quarterly for products shipped in prior periods and which are still under warranty. Any changes in the estimates underlying the accrual may result in adjustments that impact current period gross profit and income. Such changes are generally a result of differences between forecasted and actual return rate experience and costs to repair and could differ significantly from the estimates.
Litigation and Other Contingencies
When the Business becomes aware of a claim or potential claim, the Business assesses the likelihood of any loss or exposure. The Business discloses information regarding each material claim where the likelihood of a loss contingency is probable or reasonably possible. If a loss contingency is probable and the amount of the loss can be reasonably estimated, the Business records an accrual for the loss. In such cases, there may be an exposure to potential loss in excess of the amount accrued. Where a loss is not probable but is reasonably possible or where a loss in excess of the amount accrued is reasonably possible, the Business discloses an estimate of the amount of the loss or range of possible losses for the claim if a reasonable estimate can be made, unless the amount of such reasonably possible losses is not material to the Business’s financial position, results of operations or cash flows. The ability to predict the ultimate outcome of such matters involves judgments, estimates and inherent uncertainties. The actual outcome of such matters could differ materially from management’s estimates. See Note 14,
Legal Proceedings,
for additional disclosures related to the Business’s litigation.
Advertising Expense
Advertising costs are expensed as incurred and amounted to $31 million, $35 million and $47 million in 2024, 2023 and 2022, respectively. These expenses are included in Selling, general and administrative in the Combined Statements of Operations.
Research and Development Expense
Research and development (“R&D”) expenditures are expensed as incurred.
Income Taxes
Income taxes are calculated as if the Business files tax returns on a stand-alone basis separate from the Parent. The Business accounts for income taxes under the asset and liability method, which provides that deferred tax assets and liabilities be recognized for temporary differences between the financial reporting basis and the tax basis of assets and liabilities and expected benefits of utilizing net operating loss (“NOL”) and tax credit carryforwards. The Business records a valuation allowance when it is more likely than not that the deferred tax assets will not be realized. Each quarter, the Business evaluates the need for a valuation allowance for its deferred tax assets and adjusts the valuation allowance so that the Business records net deferred tax assets only to the extent that it has concluded it is more likely than not that these deferred tax assets will be realized. The Business accounts for interest and penalties related to income taxes as a component of the provision for income taxes.
The Business recognizes liabilities for uncertain tax positions based on a two-step
process. To the extent a tax position does not meet a
more-likely-than-not
level of certainty, no benefit is recognized in the financial statements. If a position meets the more-likely-than-not
level of certainty, it is recognized in the financial statements at the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties related to unrecognized tax benefits are recognized in liabilities recorded for uncertain tax positions and are recorded in the provision for income taxes. The actual liability for unrealized tax benefits in any such contingency may be materially different from the Business’s estimates, which could result in the need to record additional liabilities for unrecognized tax benefits or potentially adjust previously recorded liabilities for unrealized tax benefits and may materially affect the Business’s operating results.
Stock-based Compensation Expense
The Business’s employees have historically participated in Parent’s stock-based compensation programs. Stock-based compensation expense has been attributed to the Business based on the awards and terms previously granted to the Business’s direct employees, as well as an allocation of Parent’s corporate and shared functional employee expenses.
Certain employees of the Business have been granted restricted stock or restricted stock units under which shares of the Parent’s common stock vest based on the passage of time or achievement of performance and market conditions. Under the Parent’s Employee Stock Purchase Plan (“ESPP”), eligible employees may authorize payroll deductions of up to 10% of their eligible compensation. The fair value of ESPP purchase rights issued is estimated at the date of grant of the purchase rights using the Black-Scholes-Merton option-pricing model. The Black-Scholes-Merton option-pricing model requires the input of assumptions such as the expected stock price volatility and the expected period until options are exercised. Purchase rights under the ESPP are generally granted on either June 1st or December 1st of each year.
Other Comprehensive Income (Loss), Net of Tax
Other comprehensive income (loss), net of tax refers to gains and losses that are recorded as an element of equity but are excluded from net income (loss). The Business’s other comprehensive income (loss), net of tax is primarily comprised of unrealized gains or losses on foreign exchange contracts designated as cash flow hedges and foreign currency translation.
Derivative Contracts
The majority of the Business’s transactions are in U.S. dollars; however, some transactions are based in various foreign currencies. The Business purchases foreign exchange contracts to hedge the impact of foreign currency exchange fluctuations on certain underlying assets, liabilities and commitments for Operating expenses and product costs denominated in foreign currencies. The purpose of entering into these hedging transactions is to minimize the impact of foreign currency fluctuations on the Business’s results of operations. Substantially all of these contract maturity dates do not exceed 12 months. All foreign exchange contracts are for risk management purposes only. The Business does not purchase foreign exchange contracts for speculative or trading purposes. The Business had foreign exchange contracts with commercial banks for European euro, Canadian dollar, Japanese yen, Malaysian ringgit, Korean won and Israeli shekel, which had an aggregate notional amount of $2.9 billion and $4.2 billion at June 28, 2024 and June 30, 2023, respectively.
If the derivative is designated as a cash flow hedge and is determined to be highly effective, the change in fair value of the derivative is initially deferred in Other comprehensive income (loss), net of tax. These amounts are subsequently recognized into earnings when the underlying cash flow being hedged is recognized into earnings. Recognized gains and losses on foreign exchange contracts are reported in cost of revenue and operating expenses and presented within cash flows from operating activities. Hedge effectiveness is measured by comparing the hedging instrument’s cumulative change in fair value from inception to maturity to the underlying exposure’s terminal value. The Business determined the ineffectiveness associated with its cash flow hedges to be immaterial to the Combined Financial Statements for the periods presented.
A change in the fair value of undesignated hedges is recognized in earnings in the period incurred and is reported in other income (expense), net.
Leases
The Business leases certain domestic and international facilities under long-term, non-cancelable
operating leases that expire at various dates through 2039. These leases include no material variable or contingent lease payments. Operating lease assets and liabilities are recognized based on the present value of the remaining lease payments discounted using the Business’s incremental borrowing rate. Operating lease assets also include prepaid lease payments minus any lease incentives. Extension or termination options present in the Business’s lease agreements are included in determining the right-of-use
asset and lease liability when it is reasonably certain the Business will exercise that option. Lease expense is recognized on a straight-line basis over the lease term.